Stock-based Compensation - Remaining Unrecognized Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Unrecognized share-based compensation cost	$ 13,346	$ 5,789
Expected weighted average period compensation costs to be recognized (years)	2 years 3 months 18 days	1 year 8 months 12 days